Performance Management	Apr. 30, 2026
Ancora Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Return
Performance Narrative [Text Block]

The bar chart and table provide some indication of the risks of an investment in the Fund by showing its performance from year to year and how Fund returns compare to a broad measure of market performance. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information with respect to the Fund is available at www.ancora.net.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not indicate how the Fund will perform in the future
Bar Chart [Heading]	Total Returns as of 12/31 For Class I Shares
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	During the period shown in the bar chart, the highest return for a quarter was 10.10% (quarter ended June 30, 2020) and the lowest return for a quarter was -14.67% (quarter ended March 31, 2020).
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	10.10%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(14.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns assume the highest historical federal marginal income and capital gains tax rates and do not reflect the effect of state and local taxes. The after tax returns included in the table are only for Class I Shares. After tax returns for Class S Shares will vary from those for Class I Shares. After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Performance Table Uses Highest Federal Rate	After-tax returns assume the highest historical federal marginal income and capital gains tax rates
Performance Table Not Relevant to Tax Deferred	After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans
Performance [Table]
	1 Year	5 Years	10 Years
Class I Shares
Return Before Taxes	3.56%	3.34%	4.31%
Return After Taxes on Distributions	1.34%	1.31%	2.29%
Return After Taxes on Distributions and Sale of Fund Shares	2.08%	1.69%	2.51%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%

Performance Table Closing [Text Block]

Performance information for Class S shares is not shown because Class S shares were not offered prior to the date of this prospectus. Class S would have substantially similar returns to those shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

Performance Availability Website Address [Text]	www.ancora.net
Ancora/Thelen Small-Mid Cap
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Return
Performance Narrative [Text Block]

The bar chart and table gives some indication of the risks of an investment in the Fund by showing its performance from year to year and how Fund returns compare to a broad measure of market performance. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information with respect to the Fund is available at www.ancora.net.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not indicate how the Fund will perform in the future
Bar Chart [Heading]	Total Returns as of 12/31 For Class I Shares
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	During the period shown in the bar chart, the highest return for a quarter was 28.19% (quarter ended December 31, 2020) and the lowest return for a quarter was -31.85% (quarter ended March 31, 2020).
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	28.19%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(31.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns assume the highest historical federal marginal income and capital gains tax rates and do not reflect the effect of state and local taxes. The after tax returns included in the table are only for Class I Shares. After tax returns for Class S Shares will vary from those for Class I Shares. After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Performance Table Uses Highest Federal Rate	After-tax returns assume the highest historical federal marginal income and capital gains tax rates
Performance Table Not Relevant to Tax Deferred	After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans
Performance [Table]
	1 Year	5 years	10 Years
Class I Shares
Return Before Taxes	4.10%	8.95%	10.05%
Return After Taxes on Distributions	1.93%	6.62%	8.43%
Return After Taxes on Distributions and Sale of Fund Shares	3.68%	6.52%	7.80%
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)	11.91%	7.26%	10.41%

	1 Year	5 years	Life of Fund*
Class S Shares
Return Before Taxes	4.30%	9.20%	10.33%
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)	11.91%	7.26%	10.41%

Performance Table Footnotes	* From June 19, 2015 (inception of class)
Performance Availability Website Address [Text]	www.ancora.net
Ancora Dividend Value Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Return
Performance Narrative [Text Block]

The bar chart and table give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance with respect to the Fund is available at www.ancora.net.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not indicate how the Fund will perform in the future
Bar Chart [Heading]	Total Returns as of December 31 for Class I Shares
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	During the period shown in the bar chart, the highest return for a quarter was 15.61% (quarter ended June 30, 2020) and the lowest return for a quarter was -23.10% (quarter ended March 31, 2020).
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	15.61%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(23.10%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns assume the highest historical federal marginal income and capital gains tax rates and do not reflect the effect of state and local taxes. The after tax returns included in the table are only for Class I Shares. After tax returns for Class S Shares will vary from those for Class I Shares. After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Performance Table Uses Highest Federal Rate	After-tax returns assume the highest historical federal marginal income and capital gains tax rates
Performance Table Not Relevant to Tax Deferred	After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans
Performance [Table]
	1 Year	5 Years	Life of Fund*
Class I Shares
Return Before Taxes	7.84%	10.05%	10.87%
Return After Taxes on Distributions	6.77%	9.24%	10.11%
Return After Taxes on Distributions and Sale of Fund Shares	5.09%	7.69%	8.48%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.91%	11.33%	10.39%

Performance Table Footnotes	* From May 7, 2019 (inception of operations).
Performance Table Closing [Text Block]

Performance information for Class S shares is not shown because Class S shares were not offered prior to the date of this prospectus. Class S would have substantially similar returns to those shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

Performance Availability Website Address [Text]	www.ancora.net